Share-Based Payment to Directors and Management - Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period (Details)	12 Months Ended
Jun. 30, 2024 $ / shares shares
Directors and Managers One [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s | shares	545,000
Grant date	Jun. 07, 2024
Expiry Date	Jun. 07, 2025
Fair value at grant date $ per right | $ / shares	$ 10.28
Vesting conditions	Tranche B
Directors and Managers Two [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s | shares	340,000
Grant date	Jun. 07, 2024
Expiry Date	Jun. 07, 2027
Fair value at grant date $ per right | $ / shares	$ 10.28
Vesting conditions	Tranche C
Directors and Managers Three [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s | shares	70,000
Grant date	Jul. 01, 2023
Expiry Date	Jul. 01, 2027
Fair value at grant date $ per right | $ / shares	$ 10.39
Vesting conditions	Tranche D